Segment disclosures - Revenues for group of similar products and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues for group of similar products and services
Total revenues	$ 224,352	$ 131,383
Products
Revenues for group of similar products and services
Total revenues	65,742	50,082
Services
Revenues for group of similar products and services
Total revenues	$ 158,610	$ 81,301